UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:  811-10389

Tax-Managed International Equity Portfolio
 (Exact Name of registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)

Alan R. Dynner
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)

(617) 482-8260
(registrant’s Telephone Number)

October 31
Date of Fiscal Year End

April 30, 2006
Date of Reporting Period

Item 1. Reports to Stockholders

[[Note: Insert Shareholder Report(s) Here]]

Tax-Managed International Equity Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.1%
Security	Shares	Value
Airlines — 1.0%
Gol Linhas Aereas Inteligentes SA ADR	56,700	$2,101,869
		$2,101,869
Automobiles — 3.1%
Honda Motor Co., Ltd.	38,000	$2,683,045
Toyota Motor Corp.	60,000	3,494,855
		$6,177,900
Beverages — 3.2%
Diageo PLC	90,000	$1,475,208
Fomento Economico Mexicano SA de C.V. ADR	44,000	4,086,720
SABMiller PLC	48,000	1,002,211
		$6,564,139
Capital Markets — 3.7%
Deutsche Bank AG	9,000	$1,099,080
Mitsubishi UFJ Securities Co., Ltd.	60,000	939,005
Nomura Holdings, Inc. ADR	42,000	952,560
UBS AG	38,800	4,540,691
		$7,531,336
Chemicals — 0.8%
BASF AG(1)	20,000	$1,712,304
		$1,712,304
Commercial Banks — 15.6%
Anglo Irish Bank Corp. PLC	77,400	$1,272,491
Australia and New Zealand Banking Group, Ltd.	68,500	1,453,232
Banco Bilbao Vizcaya Argentaria SA	66,700	1,470,260
Banco Santander Central Hispano SA	75,000	1,155,953
Bank of Ireland	66,500	1,239,851
Barclays PLC	300,000	3,715,736
BNP Paribas SA(1)	1,500	136,704
BNP Paribas SA	15,000	1,414,478
Commerzbank AG	46,000	1,904,286
Danske Bank A/S	26,700	1,059,694
DBS Group Holdings, Ltd.	172,000	1,935,266
Grupo Financiero Banorte SA de C.V.	500,000	1,301,073
HBOS PLC	50,000	876,488
HSBC Holdings PLC	151,780	2,610,493

Security	Shares	Value
Commercial Banks (continued)
Mitsubishi Tokyo Financial Group, Inc.	425	$6,625,027
Mizuho Financial Group, Inc.	5	42,433
Shinsei Bank, Ltd.	125,000	870,600
Societe Generale	10,300	1,569,669
Sumitomo Trust and Banking Co., Ltd. (The)	90,000	951,917
		$31,605,651
Communications Equipment — 1.0%
Nokia Oyj	90,000	$2,038,502
		$2,038,502
Construction & Engineering — 0.8%
Vinci SA	15,500	$1,537,918
		$1,537,918
Consumer Finance — 2.3%
Orix Corp.	15,300	$4,585,366
		$4,585,366
Diversified Financial Services — 2.5%
Fortis	35,000	$1,310,916
ING Groep NV	90,439	3,684,367
		$4,995,283
Diversified Telecommunication Services — 2.5%
BT Group PLC	730,000	$2,915,046
Philippine Long Distance Telephone Co. ADR	55,300	2,198,176
		$5,113,222
Electric Utilities — 4.9%
British Energy Group PLC(1)	100,000	$1,210,964
E. ON AG(1)	15,340	1,863,580
Endesa SA	110,000	3,635,488
Enel SPA	152,000	1,313,126
Iberdrola SA	29,000	943,000
Scottish and Southern Energy PLC	44,500	909,551
		$9,875,709
Energy Equipment & Services — 2.4%
Acergy SA(1)	300,000	$4,880,615
		$4,880,615

See notes to financial statements

Tax-Managed International Equity Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Food & Staples Retailing — 2.9%
AEON Co., Ltd.	170,000	$4,210,497
Controladora Comercial Mexicana SA de C.V.	1,000,000	1,695,680
		$5,906,177
Food Products — 0.8%
Nestle SA	5,500	$1,672,057
		$1,672,057
Gas Utilities — 0.5%
Samchully Co., Ltd.	9,000	$1,092,557
		$1,092,557
Household Durables — 1.0%
Sekisui House, Ltd. ADR	134,000	$2,068,665
		$2,068,665
Industrial Conglomerates — 2.7%
Keppel Corp., Ltd.	571,000	$5,537,596
		$5,537,596
Insurance — 3.4%
Aviva PLC	91,700	$1,329,118
AXA Company(1)	125,900	4,602,741
Muenchener Rueckversicherungs-Gesellschaft AG	7,000	989,560
		$6,921,419
Machinery — 4.6%
AB SKF ADR	50,000	$856,375
KITZ Corp.	100,000	922,992
Komatsu, Ltd.	270,000	5,740,147
Vallourec SA	1,400	1,817,882
		$9,337,396
Marine — 0.7%
Cosco Corp., Ltd.	1,600,000	$1,449,504
		$1,449,504
Metals & Mining — 6.7%
Anglo American PLC ADR	100,000	$2,155,000
BHP Billiton, Ltd.	100,000	2,269,661

Security	Shares	Value
Metals & Mining (continued)
Companhia Vale do Rio Doce ADR	55,000	$2,446,400
Rio Tinto, Ltd.	82,500	4,937,670
Teck Cominco, Ltd., Class B	27,000	1,857,267
		$13,665,998
Multi-Utilities — 2.0%
RWE AG	46,000	$3,984,890
		$3,984,890
Office Electronics — 2.2%
Canon, Inc.	57,500	$4,355,804
		$4,355,804
Oil, Gas & Consumable Fuels — 13.2%
BMB Munai, Inc.(1)	100,000	$1,040,000
BP PLC	253,264	3,085,896
EnCana Corp.	24,000	1,201,200
ENI SPA	75,000	2,291,573
Imperial Energy Corp. PLC(1)	57,000	947,995
Norsk Hydro ASA	15,000	2,291,775
Petroleo Brasileiro SA ADR	45,000	4,000,050
Repsol YPF SA ADR	30,000	895,800
Royal Dutch Shell PLC, Class B	40,858	1,451,692
Sibir Energy PLC(1)	100,000	996,072
Statoil ASA	65,000	2,125,201
Total SA	23,000	6,337,468
		$26,664,722
Pharmaceuticals — 3.7%
Eisai Co., Ltd.	20,000	$909,451
Novartis AG	21,000	1,200,173
Roche Holding AG	29,500	4,514,530
Takeda Pharmaceutical Co., Ltd.	13,000	792,666
		$7,416,820
Real Estate Management & Development — 0.9%
Sun Hung Kai Properties, Ltd.	155,000	$1,771,679
		$1,771,679

See notes to financial statements

Tax-Managed International Equity Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Road & Rail — 2.0%
Canadian Pacific Railway, Ltd.	61,000	$3,235,224
West Japan Railway Co.	200	885,294
		$4,120,518
Semiconductors & Semiconductor Equipment — 0.5%
Samsung Electronics Co., Ltd.	1,570	$1,071,481
		$1,071,481
Software — 0.2%
UbiSoft Entertainment SA(1)	10,000	$494,586
		$494,586
Tobacco — 2.4%
British American Tobacco PLC	70,000	$1,777,868
Japan Tobacco, Inc.	750	2,999,722
		$4,777,590
Trading Companies & Distributors — 3.5%
Mitsubishi Corp.	290,000	$6,982,801
		$6,982,801
Wireless Telecommunication Services — 0.4%
Vodafone Group PLC ADR	36,000	$853,200
		$853,200
Total Common Stocks (identified cost $121,392,738)		$198,865,274
Commercial Paper — 0.6%
Security	Principal Amount (000's omitted)	Value
General Electric Capital Corp., 4.84%, 5/1/06	$1,184	$1,184,000
Total Commercial Paper (at amortized cost, $1,184,000)		$1,184,000

Time Deposit — 1.0%
Security	Principal Amount (000's omitted)	Value
Investors Bank and Trust Company Time Deposit, 4.86%, 5/1/06	$2,000	$2,000,000
Total Time Deposit (at amortized cost, $2,000,000)		$2,000,000
Total Investments — 99.7% (identified cost $124,576,738)		$202,049,274
Other Assets, Less Liabilities — 0.3%		$578,010
Net Assets — 100.0%		$202,627,284

ADR - American Depository Receipt

(1)  Non-income producing security.

See notes to financial statements

Tax-Managed International Equity Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
Japan	25.2%	$51,012,849
United Kingdom	13.5%	27,312,538
France	8.8%	17,911,447
Switzerland	5.9%	11,927,450
Germany	5.7%	11,553,699
Norway	4.6%	9,297,591
Singapore	4.4%	8,922,367
Australia	4.3%	8,660,563
Brazil	4.2%	8,548,319
Spain	4.0%	8,100,501
Mexico	3.5%	7,083,473
Canada	3.1%	6,293,690
Netherlands	1.8%	3,684,367
Italy	1.8%	3,604,699
Ireland	1.2%	2,512,342
Philippines	1.1%	2,198,176
Republic of Korea	1.1%	2,164,038
Finland	1.0%	2,038,502
Hong Kong	0.9%	1,771,679
Belgium	0.6%	1,310,916
Denmark	0.5%	1,059,693
Kazakhstan	0.5%	1,040,000
Sweden	0.4%	856,375
Total Common Stocks	98.1%	$198,865,274

See notes to financial statements

Tax-Managed International Equity Portfolio as of April 30, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2006

Assets
Investments, at value (identified cost, $124,576,738)	$202,049,274
Cash	1,287
Interest and dividends receivable	555,109
Tax reclaim receivable	222,950
Total assets	$202,828,620
Liabilities
Payable to affiliate for investment advisory fees	$163,361
Payable to affiliate for Trustees' fees	1,003
Accrued expenses	36,972
Total liabilities	$201,336
Net Assets applicable to investors' interest in Portfolio	$202,627,284
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$125,137,641
Net unrealized appreciation (computed on the basis of identified cost)	77,489,643
Total	$202,627,284

Statement of Operations

For the Six Months Ended
April 30, 2006

Investment Income
Dividends (net of foreign taxes, $182,208)	$1,873,473
Interest	61,712
Total investment income	$1,935,185
Expenses
Investment adviser fee	$877,885
Trustees' fees and expenses	7,465
Custodian fee	81,713
Legal and accounting services	12,770
Miscellaneous	2,739
Total expenses	$982,572
Deduct — Reduction of custodian fee	$31
Total expense reductions	$31
Net expenses	$982,541
Net investment income	$952,644
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$5,592,686
Foreign currency transactions	(109,387)
Net realized gain	$5,483,299
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$35,240,814
Foreign currency	23,525
Net change in unrealized appreciation (depreciation)	$35,264,339
Net realized and unrealized gain	$40,747,638
Net increase in net assets from operations	$41,700,282

See notes to financial statements

Tax-Managed International Equity Portfolio as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
From operations — Net investment income	$952,644	$2,032,473
Net realized gain from investments and foreign currency transactions	5,483,299	6,294,822
Net change in unrealized appreciation (depreciation) from investments and foreign currency	35,264,339	21,419,197
Net increase in net assets from operations	$41,700,282	$29,746,492
Capital transactions — Contributions	$19,286,806	$9,201,552
Withdrawals	(9,960,412)	(19,362,515)
Net increase (decrease) in net assets from capital transactions	$9,326,394	$(10,160,963)
Net increase in net assets	$51,026,676	$19,585,529
Net Assets
At beginning of period	$151,600,608	$132,015,079
At end of period	$202,627,284	$151,600,608

See notes to financial statements

Tax-Managed International Equity Portfolio as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended
	April 30, 2006		Year Ended October 31,
	(Unaudited)		2005	2004	2003	2002	2001(1)
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses	1.13	%(2)	1.16%	1.21%	1.23%	1.20%	1.23	%(2)
Expenses after custodian fee reduction	1.13	%(2)	1.16%	1.21%	1.23%	1.20%	1.23	%(2)
Net investment income (loss)	1.09	%(2)	1.42%	1.24%	1.15%	(0.01)%	(0.59	)%(2)
Portfolio Turnover	16%		39%	62%	100%	128%	31%
Total Return(3)	26.57%		23.36%	15.04%	17.52%	(27.07)%	—
Net assets, end of period (000's omitted)	$202,627		$151,601	$132,015	$108,454	$95,920	$139,518

(1)  For the period from the start of business July 23, 2001, to October 31, 2001.

(2)  Annualized.

(3)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

See notes to financial statements

Tax-Managed International Equity Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Tax-Managed International Equity Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 22, 1998, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2006, the Eaton Vance Tax-Managed International Equity Fund and the Eaton Vance Tax-Managed Equity Asset Allocation Fund held 49.7% and 50.1% interests in the Portfolio, respectively. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Financial Futures Contracts — Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial

Tax-Managed International Equity Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

H  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

I  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

J  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

K  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

Tax-Managed International Equity Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

L  Interim Financial Statements — The interim financial statements relating to April 30, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee in the amount of 1.00% annually of the average daily net assets of the Portfolio up to $500 million and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2006, the advisory fee amounted to $877,885. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Eagle Global Advisors, L.L.C. ("Eagle"). BMR pays Eagle a monthly sub-advisory fee equal to 0.50% annually of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser and sub-adviser fees. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2006, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $33,832,053 and $27,137,299, respectively, for the six months ended April 30, 2006.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$124,576,738
Gross unrealized appreciation	$77,545,394
Gross unrealized depreciation	(72,858)
Net unrealized appreciation	$77,472,536

The net unrealized appreciation on foreign currency at April 30, 2006 was $17,107.

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open financial instruments at April 30, 2006.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2006.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments.

Tax-Managed International Equity Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Eaton Vance Tax-Managed International Equity Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31,

Eaton Vance Tax-Managed International Equity Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS CONT'D

2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Tax-Managed International Equity Portfolio, the portfolio in which the Eaton Vance Tax-Managed International Equity Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), and the sub-advisory agreement with Eagle Global Advisors, L.L.C. ("Eagle" or the "Sub-adviser") including the fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the respective agreements. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and sub-advisory agreements of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser's and the Sub-adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio and whose responsibilities include supervising the Sub-adviser. The Board specifically noted the Adviser's in-house equity research capabilities, which aids the Adviser in supervising Eagle's management of the Portfolio. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Portfolio in the complex by senior management. With respect to the Sub-adviser, the Board took into consideration the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser's experience in managing international equity portfolios, as well as recent changes in personnel.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, and of the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and sub-advisory agreement, respectively.

Eaton Vance Tax-Managed International Equity Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2005 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and the Fund (referred to as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, the Sub-adviser's profitability in managing the Portfolio was not a material factor.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Tax-Managed International Equity Fund

INVESTMENT MANAGEMENT

Eaton Vance Tax-Managed International Equity Fund

Officers
Thomas E. Faust Jr.
President
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Kevin S. Dyer
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Cliff Quisenberry Jr.
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Tax-Managed International Equity Portfolio

Officers
Duncan W. Richardson
President
Edward R. Allen, III
Vice President and
Co-Portfolio Manager
Thomas N. Hunt, III
Vice President and
Co-Portfolio Manager
Kristin S. Anagnost
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

This Page Intentionally Left Blank

Investment Adviser of Tax-Managed International Equity Portfolio
Boston Management and Research

The Eaton Vance Building

255 State Street

Boston, MA 02109

Sub-Adviser of Tax-Managed International Equity Portfolio
Eagle Global Advisors, L.L.C.

5847 San Felipe, Suite 930

Houston, TX 77057

Administrator of Eaton Vance Tax-Managed International Equity Fund
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Eaton Vance Tax-Managed International Equity Fund

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

038-6/06  IGSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5. Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)                         Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)              Treasurer’s Section 302 certification.

(a)(2)(ii)           President’s Section 302 certification.

(b)           Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed International Equity Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson President

Date:       June 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristin S. Anagnost
Kristin S. Anagnost Treasurer

Date:       June 16, 2006

By:	/s/ Duncan W. Richardson
Duncan W. Richardson President

Date:       June 16, 2006